Finance income (Tables)	12 Months Ended
Mar. 31, 2024
Finance Income
Schedule of finance income

	March 31,
	2022	2023	2024
Interest income on:
- Bank deposits recognised at amortised cost	25,804	14,354	160,784
- Others*	10,365	3,521	6,528
Foreign exchange gain (net)	8,346	7,655	-
Unwinding of other financial assets	3,301	3,414	3,402
Total	47,816	28,944	170,714

*	Interest income on others include interest income on loan given to joint venture of INR Nil (March 31, 2023: INR Nil and March 31, 2022: INR 4,240).